Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net (loss) income per common share - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Redeemable Common Stock [Member]
Numerator:
Net income (loss)	$ 263,528	$ (1,553,351)		$ (776,705)	$ 1,419,520
Denominator:
Weighted Average Common Stock	5,032,874	20,125,000		11,453,281	20,125,000
Basic and diluted net income (loss) per common share	$ 0.05	$ (0.08)	$ (0.91)	$ (0.07)	$ 0.07	$ 0.1
Non- redeemable Common Stock [Member]
Numerator:
Net income (loss)	$ 210,755	$ (310,670)		$ (272,956)	$ 283,904
Denominator:
Weighted Average Common Stock	4,025,000	4,025,000		4,025,000	4,025,000
Basic and diluted net income (loss) per common share	$ 0.05	$ (0.08)	$ (0.91)	$ (0.07)	$ 0.07	$ 0.1